Shareholders' equity - Summary of Other Reserves (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Balance, beginning of year	$ 103.2	$ 103.6
Share-based compensation expense	4.7	2.3
Net benefit on options exercised	(6.7)	(2.7)
Balance, end of year	$ 101.2	$ 103.2